Stockholders’ Equity (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended		13 Months Ended
	Sep. 13, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation intrinsic value						$ 859,051
Total intrinsic value of options exercisable						857,101
Stock options exercised, shares				130,000
Share based compensation exercise price per share				$ 1.00
Proceeds from stock options exercised				$ 26,250	$ 19,080	19,080	$ 14,400
Share based compensation		$ 23,626	$ 19,681	$ 35,959	20,467	32,918	52,895
Proceeds from exercise of warrants							$ 3,773,182
Share based compensation, unvested shares		147,059		147,059		14,000
Preferred stock authorized		19,680,000		19,680,000		19,680,000	19,880,000	19,880,000
Preferred stock, par value		$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock dividends paid				$ 11,313
Aggregate proceeds of common shares				$ 1,180,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares exchange of common stock	47,200
Preferred stock authorized		200,000		200,000		200,000
Preferred stock, par value		$ 0.00001		$ 0.00001		$ 0.00001
Dividend percentage				8.00%
Conversion of stock, description				Each share of Series B Preferred Stock shall be convertible, at the option of the holder, into shares of common stock at a rate of 1 share of Series B Preferred Stock into 15 shares of common stock. During the three and nine months ended October 31, 2022, the Company declared dividends of $12,413, of which the Company paid $11,313.
Preferred stock dividends paid		$ 12,413		$ 12,413
Preferred stock dividends paid		11,313		$ 11,313
Aggregate proceeds of common shares	$ 1,180,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares exchange of common stock							3,588,490
Warrants exercised							3,631,733
Proceeds from exercise of warrants							$ 3,773,182
Share based compensation grant date fair value				$ 16,520
Warrants outstandingexercisable intrinsic value		0		0
Warrant [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation grant date fair value				100
Warrant [Member] | Spartan Capital Securities LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares exchange of common stock							36,757
Warrants exercised							3,631,733
Warrants exercised on cashless basis							80,000
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation		$ 7,671	18,933	7,671	18,933	$ 1,863	$ 52,895
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period						21,000
Share based compensation grant date fair value				$ 200,000		$ 59,430
Share based compensation, unvested shares		147,059		147,059		14,000
Employee Benefits and Share-Based Compensation						$ 28,375
Share based compensation, awards granted		147,059		147,059
Unrecognized share based compensation		$ 192,329		$ 192,329
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation intrinsic value		257,379		257,379
Share based compensation		15,955	$ 748	28,288	$ 1,534
Unrecognized share based compensation		$ 144,115		$ 144,115
Eight Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options exercised, shares						200,000
Proceeds from stock options exercised						$ 19,080
Eight Employees [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation exercise price per share						$ 0.49
Eight Employees [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation exercise price per share						$ 1.38
Three Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options exercised, shares								24,000
Share based compensation exercise price per share								$ 0.60
Proceeds from stock options exercised							$ 14,400
Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares exchange of common stock							7,500
Exercised price per share							$ 1.16	$ 1.16
Equity fair value disclosure							$ 6,682	$ 6,682
Employee [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation						$ 31,055
Employee [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercised price term							2 years
Employee [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercised price term							5 years
Placement Agent [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Placement agent fees							$ 87,000
Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options exercised, shares				130,000
Share based compensation exercise price per share				$ 1.00
Number of shares exchange of common stock				57,093
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options exercised, shares					200,000
Share based compensation exercise price per share					$ 0.81
Number of shares exchange of common stock					148,061
Aggregate proceeds of common shares					$ 19,080